Supplemental Cash Flow Information (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

NOTE 3 - SUPPLEMENTAL CASH FLOW INFORMATION

The following table presents supplemental cash flow information (in thousands):

	Six Months Ended June 30,
	2020	2019
Non-cash financing and investing activities:
Distributions on common stock declared but not yet paid	$—	$6,050
Stock issued pursuant to distribution reinvestment plan	3,131	8,172
Accruals for construction in process	140	536
Repayments on borrowings through refinancing	—	24,469
Escrow deposits funded through refinancing	—	580
Non-cash activity related to sales:
Mortgage notes payable settled directly with proceeds from sale of rental property	—	29,947
Cash paid during the period for:
Interest	$9,893	$14,454

NOTE 3 - SUPPLEMENTAL CASH FLOW INFORMATION

The following table presents supplemental cash flow information (in thousands):

	Years Ended
	December 31,
	2019	2018
Non-cash financing and investing activities:
Distributions on common stock declared but not yet paid	$5,993	$8,878
Stock issued pursuant to distribution reinvestment plan	14,724	20,693
Accruals for construction in process	1,955	424
Repayments on borrowings through refinancing	24,469	72,845
Escrow deposits funded through refinancing	580	—

Non-cash activity related to sales:
Mortgage notes payable settled directly with proceeds from sale of rental property	29,497	—

Cash paid during the period for:
Interest	$24,930	$25,508